Note 9 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	2015	2014

Balance, January 1	$80,926	$81,407
RNCI share of earnings	4,560	3,105
RNCI redemption increment	12,243	10,117
Distributions paid to RNCI	(3,602)	(4,008)
Purchases of interests from RNCI, net	(17,817)	(11,064)
RNCI recognized on business acquisitions	1,696	1,676
Other	(447)	(307)
Balance, December 31	$77,559	$80,926